Long-Term Loans, Net Of Current Maturities (Summary Of Long-Term Loans, Net Of Current Maturities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Long-term Debt, total	$ 244,163	[1]	$ 224,454	[1]
Less: current maturities	23,447		245
Long-term debt noncurrent	220,716		224,209
U.S. Dollars | Long-Term Bank Loans
Debt Instrument [Line Items]
Long-term Debt, total	126,000	[1]	95,455	[1]
GBP | Long-Term Bank Loans
Debt Instrument [Line Items]
Interest percentage	3 - 4.1%	[1]
Long-term Debt, total	117,451	[1]	128,299	[1]
Other Currency | Long-Term Bank Loans
Debt Instrument [Line Items]
Interest percentage	Libor + 1.0-3.28%	[1]
Long-term Debt, total	$ 712	[1]	$ 700	[1]
Maximum | U.S. Dollars
Debt Instrument [Line Items]
Interest percentage spread	0.36%
Maximum | U.S. Dollars | Long-Term Bank Loans
Debt Instrument [Line Items]
Years of maturity	3 years
Interest percentage spread	1.12%
Maximum | GBP | Long-Term Bank Loans
Debt Instrument [Line Items]
Years of maturity	3 years
Maximum | Israel, New Shekels | Long-Term Bank Loans
Debt Instrument [Line Items]
Interest percentage spread	4.10%
Maximum | Other Currency | Long-Term Bank Loans
Debt Instrument [Line Items]
Years of maturity	3 years
Interest percentage spread	3.28%
Minimum | U.S. Dollars | Long-Term Bank Loans
Debt Instrument [Line Items]
Years of maturity	2 years
Interest percentage spread	1.12%
Minimum | GBP | Long-Term Bank Loans
Debt Instrument [Line Items]
Years of maturity	3 years
Minimum | Israel, New Shekels | Long-Term Bank Loans
Debt Instrument [Line Items]
Interest percentage spread	3.00%
Minimum | Other Currency | Long-Term Bank Loans
Debt Instrument [Line Items]
Years of maturity	2 years
Interest percentage spread	1.00%

[1]	For covenants see Note 20(F).